Summary of Significant Accounting Policies - Intangible assets, net, Impairment of long lived assets and intangible assets with indefinite lives and Employee benefits (Details) - CNY (¥)
¥ in Thousands
12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Impairment of longlived assets	¥ 30,381	¥ 18,066	¥ 0
Impairment of indefinite lived intangible assets	0	0	0
Employee benefits
Employee benefit expenses	¥ 133,162	¥ 168,019	¥ 110,800
Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful lives	5 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful lives	10 years